Business combination (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed Table Text Block
	Book value prior to
	purchase accounting	Fair value	Additional	As recorded by
(In thousands)	adjustments	adjustments	consideration[1]	Popular, Inc.
Assets:
Cash and due from banks	$339,633	$-	$-	$339,633
Investment in available-for-sale securities	172,706	-	-	172,706
Investments in FHLB stock	30,785	-	-	30,785
Loans	1,679,792	(161,218)	-	1,518,574
Accrued income receivable	7,808	-	-	7,808
Receivable from the FDIC	-	-	480,137	480,137
Core deposit intangible	23,572	(10,762)	-	12,810
Other assets	67,676	7,569	-	75,245
Total assets	$2,321,972	$(164,411)	$480,137	$2,637,698

Liabilities:
Deposits	$2,193,404	$9,987	$-	$2,203,391
Advances from the Federal Home Loan Bank	542,000	5,187	-	547,187
Other liabilities	50,728	(511)	-	50,217
Total liabilities	$2,786,132	$14,663	$-	$2,800,795
Excess of liabilities assumed over assets acquired	$464,160
Aggregate fair value adjustments		$(179,074)
Additional consideration			$480,137
Goodwill on acquisition				$163,097
[1] The additional consideration represents the cash to be received from the FDIC for the difference between the net liabilities assumed and the net premium paid on the transaction.

	February 27, 2015	February 27, 2015
	As recasted[a]	As previously
(In thousands)		reported[b]	Change
Assets:
Loans	$1,518,574 [c]	$1,665,756	$(147,182)
Goodwill	163,097	41,633	121,464
Core deposit intangible	12,810	23,572	(10,762)
Receivable from the FDIC	480,137 [c]	441,721	38,416
Other assets	626,177	626,177	-
Total assets	$2,800,795	$2,798,859	$1,936

Liabilities:
Deposits	$2,203,391	$2,201,455	$1,936
Advances from the Federal Home Loan Bank	547,187	547,187	-
Other liabilities	50,217	50,217	-
Total liabilities	$2,800,795	$2,798,859	$1,936
[a] Amounts reported include retrospective adjustments during the measurement period, in accordance with U.S. GAAP, related to the Doral Bank Transaction.
[b] Amounts are presented as previously reported in the Form 10-Q as of September 30, 2015.
[c] Balances recasted include a reclassification to the Receivable from the FDIC of approximately $38.4 million of loans that were subsequently determined to be excluded from the Doral Bank Transaction and repurchased by the FDIC.

Schedule Of Impact To The Statement of Operations As A Result Of The Recasting Table [Text Block]

Impact in results
(In thousands)	of Operations

Interest Income - Loans (amortization of loan discount)	$607
Interest Expense - Deposits (amortization of deposits interest expense)	(1,345)
Net Interest Income	1,952
Non Interest Income - Gain on Sale of Loans	833
Other Operating Expenses - Amortization of Intangibles	(628)
Income Before Taxes	$3,413